Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Sep. 16, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025
GammaRoad Market Navigation ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,087	$ 10,076	$ 10,385	$ 10,050	$ 10,364	$ 10,353	$ 10,160	$ 10,189	$ 10,183	$ 10,374	$ 10,519	$ 10,674
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	10,233	10,140	10,735	10,479	10,771	10,631	10,032	9,964	10,591	11,129	11,379	11,610
MarketVector GammaRoad U.S. Equity Strategy Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,079	$ 10,084	$ 10,404	$ 10,075	$ 10,400	$ 10,395	$ 10,159	$ 10,193	$ 10,198	$ 10,394	$ 10,548	$ 10,706